Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2017
Transactions and Balances with Related Parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 21:	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

“Related party” - as the term is defined in IAS 24, “Related Party Disclosures” (“IAS 24”).

The Company’s key management personnel who are included, along with other factors, in the definition of related party, as above in IAS 24, includes directors and members of the executive committee.

Compensation to key management personnel:

The compensation to key management personnel for employee services provided to the Company is shown below:

	Year ended December 31,
	2017	2016	2015
	U.S. dollars in thousands

Salaries, management and consulting fees and other short-term benefits	373	407	487
Pension, post retirement and other benefits	12	17	16
Share-based payments, net	39	127	143

	424	551	646

Number of persons	9	10	11

As of December 31, 2017 and 2016, the Company’s balances with related parties total approximately $24 thousand ($24 thousand out of which were linked to the NIS) and $61 thousand (of which $46 thousand were linked to the NIS), respectively.

For further information regarding share-based payment to related parties, see also Note 16 above.